Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Accounts receivable	$ 1,389	$ 938
Prepaid expenses	3,485	2,541
Prepaid fees and commissions	349	486
Interest receivable - deposits	12	8
IT projects under development	510	218
Severance fund	1,981	1,927
Other	704	698
Other assets	$ 8,430	$ 6,816